Advances for Vessel Acquistion and Vessel under Construction	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Advances For Assets Acquisition And Assets Under Construction [Text Block]

6. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2011	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902

Advances Paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2011 and 2012 such payments were made for the following vessels:

•        During the year ended December 31, 2011: Venus History, Pelopidas, Venus Horizon, Efrossini, Hull No J0131, Hull 1659, Hull 1660 and Hull 2396; and

•        During the year ended December 31, 2012: Venus Horizon, Efrossini, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer, Koulitsa, Paraskevi (refer to Note 23), Hull No J0131, Hull 814, Hull 1659, Hull 1660, Hull 2396, Hull 2397 and Hull 8126.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2011: Venus History and Pelopidas; and

         During the year ended December 31,2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter,

Pedhoulas Farmer and Koulitsa.

Asset purchase cancellation relates to the cancellation of the acquisition of Hull No J0131 during the year ended December 31, 2012 , discussed in Note 4.